PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits to a third-party company, net of credit loss*	—	854,605
Receivable from third party companies**	205,775	589,760
Security deposits, net of credit loss***	129,590	230,198
Others	34,763	137,209
	370,128	1,811,772

*The balances represent the temporary financial supports to a third-party company as deposits. As of December 31, 2025, allowances for credit loss for deposits to this third-party company were RMB9,784. Provision for credit loss of RMB9,784 was recorded for the year ended December 31, 2025.

**The balances represent the receivables from the third-party companies in relation to the back-to-back guarantee services provided to the Group (see Note 2(k)), including RMB132,920 and RMB502,491 of receivables from aforementioned third-party company as of December 31, 2024 and 2025, respectively.

***The balances represent security deposits set aside as requested by certain institutional funding partners for provision of the primary guarantee. Starting from year 2024, majority of the new guarantee services provided by the Group is through its own licensed financing guarantee subsidiary. Under these agreements, the deposits are placed in funding banks, which are recorded under “Restricted cash” (see Note 2(k)). As of December 31, 2024 and 2025, allowances for credit loss for security deposits were RMB771 and RMB1,065, respectively. Provision (reversal) for credit loss of RMB6,838, RMB(6,067) and RMB294, were recorded for security deposits for the years ended December 31, 2023, 2024 and 2025, respectively.